Sale of businesses and brands	6 Months Ended
Dec. 31, 2018
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Sale of businesses and brands

12. Sale of businesses and brands

Cash consideration received and net assets disposed of in respect of sale of businesses and brands in the six months ended 31 December 2018, were in respect of the disposal of a portfolio of 19 brands to Sazerac on 20 December 2018:

£ million
Sale consideration
Cash received in period	419
Transaction costs payable	(17)
Deferred consideration receivable	16

418

Net assets disposed of
Brands	(230)
Goodwill	(12)
Property, plant and equipment	(2)
Investment in associates	(3)
Inventories	(17)

(264)

Gain on disposal before taxation	154
Taxation	(34)

Gain on disposal after taxation	120

Diageo completed the sale of a portfolio of 19 brands (see page 55 for the list of brands disposed of) to Sazerac on 20 December 2018 for an aggregate consideration of $550 million (£435 million). The net proceeds of approximately £340 million, after corporate tax and transaction costs, will be returned to shareholders through a share buyback programme to be completed by 30 June 2019, which is incremental to the previously announced programme.

Diageo will continue to provide manufacturing services for all disposed brands until December 2019 and for five brands up to December 2028.

In the six months ended 31 December 2018 these brands contributed net sales of £67 million (2017 – £81 million), operating profit of £43 million (2017 – £52 million) and profit after taxation of £34 million (2017 – £41 million).

The disposal of United National Breweries (UNB), Diageo’s wholly owned sorghum business in South Africa, was agreed in December 2018 for a gross consideration, subject to adjustments, of ZAR 731 million (£40 million). The assets and liabilities of UNB have been transferred to assets and liabilities held for sale respectively and the prospective sale has resulted in an exceptional loss of approximately £8 million. The disposal is expected to be completed in the second half of the year ending 30 June 2019, subject to receipt of regulatory approvals.